Share capital (Details 3) - Warrant continuity schedule [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Balance at beginning (in shares)	67,841	912,841
Beginning balance, amount	$ 144	$ 1,489
Warrant exercised	(67,841)	(845,000)
Fair value warrant exercised	$ (109)	$ (926)
Fair value adjustment	$ (35)	$ 915
Balance at ending (in shares)	0	67,841
Ending balance, amount	$ 0	$ 144